Stockholder's Equity (Details) - $ / shares	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Oct. 09, 2020	Feb. 13, 2020	Jan. 28, 2020
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Weighted average number of shares, common stock subject to repurchase or cancellation	2,500,000		2,500,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		105,003,860
Class of Warrant or Right Warrants Expiration Period	5 years	5 years
Class of Warrant or Right Warrants Redemption Price	$ 0.01	$ 0.01	$ 0.01
Share Price	$ 18.00	$ 18.00	$ 18.00
Sponsor
Weighted average number of shares, common stock subject to repurchase or cancellation	2,500,000	2,500,000
Equity Method Investment, Ownership Percentage	20.00%	20.00%	20.00%
Percentage of issued and outstanding shares after the Proposed Public Offering collectively held by initial stockholders	20.00%
Class A common stock
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	0	4,996,140	0	667,461,269
Common Stock, Shares, Outstanding	0	4,996,140	0	667,461,269
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		105,003,860
Share Price		$ 12.00
Class A common stock | Subsequent Event
Common Stock, Shares Authorized						250,000,000
Common Stock, Par or Stated Value Per Share						$ 0.0001
Class B Common Stock
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	27,500,000	27,500,000	27,500,000		27,500,000
Common Stock, Shares, Outstanding	27,500,000	27,500,000	27,500,000		27,500,000
Weighted average number of shares, common stock subject to repurchase or cancellation	2,500,000
Class B Common Stock | Subsequent Event
Common Stock, Shares Authorized						50,000,000
Common Stock, Par or Stated Value Per Share						$ 0.0001
Common Stock, Shares, Issued					27,500,000
Common Stock, Shares, Outstanding					27,500,000